UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 3, 2002

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	15,674,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  ----- ---------   -----	------- 	----- ----	----
AOL TIME WARNER INC	COM	00184A105	363	31000		15000	0	16000
AMERICAN STATES WATER	COM	029899101	813	31000		15000	0	16000
BRISTOL-MYER SQUIBB	COM	110122108	643	27000		13500	0	13500
CABLEVISION SYSTEMS	COM	12686C109	362	40000		20000	0	20000
CHICAGO BRIDGE & IRON	COM	167250109	744	31000		16000	0	15000
COMSTOCK RESOURCES	COM	205768203	600	87000		43000	0	44000
EL PASO CORP		COM	28336L109	645	78000		38000	0	40000
FOREST OIL INCORPOR	COM	346091705	714	28000		16000	0	12000
FREMONT GENERAL CORP	COM	357288109	686	140000	65000	0	75000
GREY WOLF INCORPORATED	COM	397888108	828	230000	1120000	118000
HANOVER COMPRESSOR	COM	410768105	374	45000		23000	0	22000
HEALTH CARE R E I T	COM	42217K106	821	30000		15000	0	15000
INCO LTD			COM	453258402	642	40000		20000	0	20000
KINDRED HEALTH CORP	COM	494580103	8	225		125	0	100
LTC PROPERTIES INC	COM	502175102	731	90000		45000	0	45000
MANOR CARE INCORPORATED	COM	564055101	652	29000		14000	0	15000
OMEGA HEALTHCARE REIT	COM	681936100	599	104700	55000	0	49700
ONEOK INCORPORATED	COM	682680103	756	40000		20000	0	20000
OWENS-ILLINOIS INC	COM	690768403	600	53000		25000	0	28000
POPE & TALBOT INC.	COM	732827100	643	50000		25000	0	25000
RANGE RESOURCES INC	COM	75281A109	608	130000	80000	0	50000
SIERRA HEALTH SVCS	COM	826322109	897	50000		25000	0	25000
SOUTHWEST GAS CORP	COM	844895102	757	34000		16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	585	90000		45000	0	45000
VENTAS INCORPORATED	COM	92276F100	603	45000		25000	0	20000